RELATED PARTY TRANSACTIONS - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 2,240	$ 2,433
Post-employment benefits	30	29
Share-based compensation	3,176	4,915
Total compensation	$ 5,446	$ 7,377